Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash on hand and in banks (Note 28)	₱ 10,616	₱ 9,526
Temporary cash investments (Note 28)	13,291	30,711
Cash and cash equivalents	₱ 23,907	₱ 40,237	₱ 24,369	₱ 51,654